Stock Based Compensation (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 13, 2014	Jan. 28, 2011	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2020	Apr. 17, 2019	Dec. 15, 2017
Stock Based Compensation (Details) [Line Items]
Common stock, issued			3,500,848		870,263	870,263
Stock options contractual terms			6 years 9 months 18 days		5 years 1 month 6 days
Stock options were granted
Stock incentive plan 2004 [Member]
Stock Based Compensation (Details) [Line Items]
Common stock, issued		1,529,936
Exercise price of incentive stock option		100.00%
Stock options contractual terms			10 years		10 years
2014 Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock, issued	1,000,000
Additional federal tax requirements (in Dollars)	$ 100,000
Common stock reserved for issuance							3,000,000	26,140	416,500
Common stock available for award			4,442,640		4,442,640
Stock options contractual terms			10 years		10 years
Stock option [Member]
Stock Based Compensation (Details) [Line Items]
Stock options were granted			51,968
Stock options vested (in Dollars)			$ 400,000	$ 200,000	$ 800,000	$ 400,000
Unrecognized stock based compensation expense (in Dollars)			$ 200,000		$ 600,000
Vesting period			9 months 18 days		1 year 1 month 20 days
Weighted average grant-date fair value of stock options granted (in Dollars per share)					$ 1.26	$ 1.59